SHARE-BASED COMPENSATION (Details) $ in Thousands								1 Months Ended	12 Months Ended
	Sep. 06, 2022 shares	Jan. 06, 2019	Dec. 21, 2018 shares	Jul. 06, 2018 shares	Jun. 06, 2018 shares	May 06, 2017	Feb. 03, 2017 shares	Sep. 30, 2022 item shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2018 shares	Dec. 31, 2014 shares
SHARE-BASED COMPENSATION
Share-based compensation | $									$ 68,081	$ 149,758	$ 314,973
Intrinsic value of options exercised | $									478
Restricted Stock or Unit Expense | $									73,700	112,500	294,800
Share Incentive Plan 2014
SHARE-BASED COMPENSATION
Ordinary shares authorized | shares													21,000,000
Share Incentive Plan 2018
SHARE-BASED COMPENSATION
Ordinary shares authorized | shares												38,600,000
Share Incentive Plan 2022
SHARE-BASED COMPENSATION
Ordinary shares authorized | shares								37,253,465
2022 Restricted Stock Incentive Plan | Xinjiang Daqo Lvchuang
SHARE-BASED COMPENSATION
Vesting period								4 years
Number of Vesting Period | item								3
2022 Restricted Stock Incentive Plan | Vested on the grant date | Xinjiang Daqo Lvchuang
SHARE-BASED COMPENSATION
Vesting percentage								40.00%
2022 Restricted Stock Incentive Plan | Vested after grant date on each month | Xinjiang Daqo Lvchuang
SHARE-BASED COMPENSATION
Vesting percentage								30.00%
2022 Restricted Stock Incentive Plan | Vesting on fourth anniversary of the grant date | Xinjiang Daqo Lvchuang
SHARE-BASED COMPENSATION
Vesting percentage								30.00%
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Total fair value of RSU | $									86,200	91,700	294,800
Unrecognized compensation cost | $									$ 56,300
Unrecognized compensation cost, recognition period									8 months 8 days
Restricted Stock Units (RSUs) | Share Incentive Plan 2014
SHARE-BASED COMPENSATION
Number of award granted | shares							12,653,992
Vesting period						4 years
Restricted Stock Units (RSUs) | Share Incentive Plan 2018
SHARE-BASED COMPENSATION
Number of award granted | shares					10,984,761
Restricted Stock Units (RSUs) | Share Incentive Plan 2018 | Chief executive officer
SHARE-BASED COMPENSATION
Vesting period					30 months
Restricted Stock Units (RSUs) | Share Incentive Plan 2018 | Chief executive officer | Vested on the grant date
SHARE-BASED COMPENSATION
Vesting percentage					0.167%
Restricted Stock Units (RSUs) | Share Incentive Plan 2018 | Chief executive officer | Vested after grant date on each month
SHARE-BASED COMPENSATION
Vesting percentage					0.833%
Restricted Stock Units (RSUs) | Share Incentive Plan 2018 | Certain directors, executive officers
SHARE-BASED COMPENSATION
Number of award granted | shares				25,275,880
Vesting period					5 years
Restricted Stock Units (RSUs) | Share Incentive Plan 2014 and 2018
SHARE-BASED COMPENSATION
Number of award granted | shares			8,105,000
Vesting period		5 years
Restricted Stock Units (RSUs) | Share Incentive Plan 2022
SHARE-BASED COMPENSATION
Number of award granted | shares	37,253,465
Vesting period	3 years
Restricted Stock Units (RSUs) | Share Incentive Plan 2022 | Vested on the grant date
SHARE-BASED COMPENSATION
Vesting percentage	0.50%
Restricted Stock Units (RSUs) | Share Incentive Plan 2022 | Vested after grant date on each month
SHARE-BASED COMPENSATION
Vesting percentage	0.014%
Stock options
SHARE-BASED COMPENSATION
Share-based compensation | $									$ 0	0	0
Intrinsic value of options exercised | $									500	100	19,400
Stock options | 2022 Restricted Stock Incentive Plan | Xinjiang Daqo Lvchuang
SHARE-BASED COMPENSATION
Share-based compensation | $									(5,700)	$ 37,300	$ 20,100
Intrinsic value of options exercised | $									$ 193
Number of option granted | shares								23,660,000